4. LOANS RECEIVABLE - Summary (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Loans Receivable Value
Commercial real estate loans	$ 133,649	$ 120,557
Commercial non-real estate loans	30,685	34,032
Commercial-construction loans	8,593	7,357
Commercial-land	10,349	13,312
Residential-construction loans	5,112	9,478
Residential-real estate loans	409,693	413,500
Consumer-Mobile home loans	43,198	37,030
Consumer-other	45,171	41,110
Total Loans	686,450	676,376
Less:
Allowance for loan losses	7,868	8,559
Deferred loan fees	2,047	1,975
Total Net Loans	$ 676,535	$ 665,842
Loans Receivable Percentage of Total
Commercial real estate loans	19.40%	17.80%
Commercial non-real estate loans	4.50%	5.00%
Commercial-construction loans	1.30%	1.10%
Commercial-land	1.50%	2.00%
Residential-construction loans	0.70%	1.40%
Residential-real estate loans	59.70%	61.10%
Consumer-Mobile home loans	6.30%	5.50%
Consumer-other	6.60%	6.10%
Total Loans	100.00%	100.00%